Label	Element	Value
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Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	hmfic_SupplementTextBlock

SUPPLEMENT

DATED MAY 7, 2015 TO

THE HARTFORD EMERGING MARKETS RESEARCH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS

DATED MARCH 1, 2015

Certain changes are being made to The Hartford Emerging Markets Research Fund (the “Fund”), effective as of the dates shown below, including:

Effective May 7, 2015:

•                                          Certain changes to the Fund's principal investment strategy and related risks;

•                                          A reduction in the Fund's management fee rate; and

•                                          Changes in the Fund's portfolio management team.

Effective May 29, 2015:

•                                          A change in the name of the Fund, to “Hartford Emerging Markets Equity Fund.”

Accordingly,

1.                                      Effective May 29, 2015, the above referenced Prospectus is revised as follows:

All references in to The Hartford Emerging Markets Research Fund are replaced with Hartford Emerging Markets Equity Fund.

2.                                      Effective May 7, 2015, the above referenced Prospectus is revised as follows:

A.                                    Under the heading “SUMMARY SECTION — YOUR EXPENSES,” the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.41%	0.30%	0.17%	0.35%	0.30%	0.25%	0.14%
Administrative services fee	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.41%	0.30%	0.17%	0.15%	0.15%	0.15%	0.14%
Total annual fund operating expenses	1.76%	2.40%	1.27%	1.95%	1.65%	1.35%	1.24%
Fee waiver and/or expense reimbursement(2)	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(2)	1.75%	2.40%	1.27%	1.95%	1.65%	1.35%	1.24%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.75% (Class A), 2.50% (Class C), 1.50% (Class I), 1.95% (Class R3), 1.65% (Class R4), 1.35% (Class R5) and 1.30% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$718	$1,073	$1,451	$2,508
C	$343	$748	$1,280	$2,736
I	$129	$403	$697	$1,534
R3	$198	$612	$1,052	$2,275
R4	$168	$520	$897	$1,955
R5	$137	$428	$739	$1,624
Y	$126	$393	$681	$1,500

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$718	$1,073	$1,451	$2,508
C	$243	$748	$1,280	$2,736
I	$129	$403	$697	$1,534
R3	$198	$612	$1,052	$2,275
R4	$168	$520	$897	$1,955
R5	$137	$428	$739	$1,624
Y	$126	$393	$681	$1,500

B.                                    Under the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging markets.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, using a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.  The Fund will typically seek to maintain representation in each major industry represented in the MSCI Emerging Markets Index, although the extent of that representation may vary.  As a result of this structure, the Fund will typically be broadly diversified.  The Fund has no limit on the amount of assets that may be invested in each country.  Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.  The Fund will invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.  The Fund may invest in opportunities across the market capitalization spectrum.  The Fund may trade securities actively.

C.                                    Under the heading “SUMMARY SECTION — MAIN RISKS,” the following risk is added:

Quantitative Investing Risk - Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

D.                                    Under the heading “SUMMARY SECTION — MANAGEMENT,” the reference to Ms. Duckworth is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
David J. Elliott, CFA	Managing Director, Co-Director of Quantitative Investment Management and Portfolio Manager	2015

E.                                     Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging markets.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, using a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.  The Fund will typically seek to maintain representation in each major industry represented in the MSCI Emerging Markets Index, although the extent of that representation may vary.  As a result of this structure, the Fund will typically be broadly diversified.  The Fund has no limit on the amount of assets that may be invested in each country.  Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.  The Fund will invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.  The Fund may invest in opportunities across the market capitalization spectrum.  The Fund may trade securities actively.

The characteristics that Wellington Management considers include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality.  The factors used may vary by industry sector. Wellington Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

F.                                     Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS,” the following risk is added:

Quantitative Investing Risk - The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis.  The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value.  In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

G.                                    Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Manager,” the reference to Ms. Duckworth is deleted in its entirety and replaced with the following:

David J. Elliott, CFA, Managing Director, Co-Director of Quantitative Investments, Director of Quantitative Portfolio Management and Portfolio Manager of Wellington Management, has served as a portfolio manager of the Fund since 2015.  Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

H.                                   Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund's investment advisory agreement is 1.10% of the first $250 million, 1.05% of the next $250 million, 1.00% of the next $500 million and 0.97% in excess of $1 billion annually of the Fund's average daily net assets.  The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

I.                                        The following is added as a new section after the “PERFORMANCE NOTES” section (with corresponding changes to the table of contents):

RELATED COMPOSITE PERFORMANCE

The following tables present the past performance of a composite of certain accounts managed by Wellington Management, which serves as the sub-adviser to the Fund. Wellington Management's Emerging Market Systematic Equity composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management's Emerging Market Systematic Equity investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance has been adjusted to reflect the operating costs of the Fund. Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the SEC's method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the tables does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all Emerging Market Systematic Equity portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the composite net of Class A expenses and the maximum Class A sales charge, the total annual fund operating expenses and the maximum sales charge payable by Class A shares of the Fund, as set forth in the Fund's fee table in the Summary Section, were used. To calculate the performance of the composite net of Class A expenses but excluding Class A sales charges, only the total annual fund operating expenses payable by Class A shares of the Fund, as set forth in the Fund's fee table in the Summary Section, were used. In each case, the expenses are higher than the highest management fee applicable to any account in the composite.

The accounts that are included in Wellington Management's Emerging Market Systematic Equity composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code.

Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.

The historical performance of Wellington Management's Emerging Market Systematic Equity composite is not that of the Fund, is not a substitute for the Fund's performance and is not necessarily indicative of any fund's future results.  The Fund's actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely affect the fund's performance.

WELLINGTON MANAGEMENT EMERGING MARKET SYSTEMATIC EQUITY COMPOSITE PERFORMANCE*

Average Annual Total Returns for the Periods Ended December 31, 2014:

	1 Year	5 Years	Since Inception (9/30/09)
Composite (Net of Class A expenses and maximum Class A sales charge)	-7.51%	2.36%	3.92%
Composite (Net of Class A expenses but excluding Class A sales charges)	-2.12%	3.53%	5.04%
Composite (Gross)	-0.40%	5.35%	6.89%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-1.82%	2.12%	3.63%

Total Returns For the Periods Ended December 31

	2009**	2010	2011	2012	2013	2014
Composite (Net of Class A expenses and maximum Class A sales charge)	2.84%	13.38%	-20.28%	15.23%	-6.06%	-7.51%
Composite (Gross)	9.30%	22.09%	-14.96%	24.08%	1.16%	-0.40%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	8.58%	19.20%	-18.17%	18.64%	-2.27%	-1.82%

*                 This is not the performance of the Fund.  As of December 31, 2014, the Emerging Market Systematic Equity composite was composed of 6 accounts, totaling approximately $466 million.

**          Returns reflect performance beginning September 30, 2009.

Description of MSCI Emerging Markets Index

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

3.                                      Effective immediately, the above referenced Prospectus is revised as follows:

A.                                    Under the heading “DISTRIBUTION ARRANGEMENTS — Payments to Financial Intermediaries and Other Entities — Additional Compensation Payments to Financial Intermediaries,” the second paragraph is deleted in its entirety and replaced with the following:

The amount of any Additional Payments made to a Financial Intermediary is generally based on one or more of the following criteria: (i) the average net assets of Hartford Funds that are attributed to that Financial Intermediary; (ii) the amount of Hartford Fund assets held for over one year by customers of that Financial Intermediary; (iii) the amount of Hartford Fund shares sold through that Financial Intermediary; and (iv) the mix of equity and fixed income funds sold through that Financial Intermediary.  The annual amount of Additional Payments made to any one Financial Intermediary is normally not expected to (although it may from time to time) exceed 0.12% of the average net assets of Hartford Funds that are attributed to that Financial Intermediary.  For the calendar year ended December 31, 2014, the Investment Manager and its affiliates incurred approximately $39.3 million in total Additional Payments to Financial Intermediaries.

B.                                    Under the heading “DISTRIBUTION ARRANGEMENTS — Payments to Financial Intermediaries and Other Entities — Servicing Compensation to Servicing Intermediaries,” the second, third and fourth paragraphs are deleted in their entirety and replaced with the following:

The amount of the Servicing Payments is generally based on average net assets of Hartford Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.21% of the average net assets of Hartford Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2014, the Investment Manager, HASCO and/or their affiliates incurred approximately $8.0 million in total Servicing Payments and these Servicing Payments did not exceed $2.7 million for any one Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from Hartford Funds.  Although some of these payments are calculated based on average net assets of Hartford Funds that are attributed to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee up to a maximum of $18 per account.

Servicing Intermediaries may also receive compensation for their services in the form of 12b-1 fees or administrative fees paid by the Hartford Funds.

This Supplement should be retained with your Prospectus for future reference.